PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2023
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, Net

	As of December 31,
	2022	2023
Wi-Fi and network equipment	$17,061	$16,582
Office property	10,855	10,544
Software	9,756	10,270
Digital display network equipment	5,085	3,396
Computer and office equipment	3,122	5,157
Leasehold improvement	2,540	2,467
Furniture and fixture	754	733
Vehicle	575	558
Total original costs	57,864	49,708
Less: impairment	(15,110)	(14,763)
Less: accumulated depreciation	(23,923)	(24,868)
Construction in progress	167	162
Total property and equipment, net	$10,885	$10,239

Schedule of movement of impairment for property and equipment

	For the years ended December 31,
	2021	2022	2023

Beginning of year	$26,262	$16,353	$15,110
Addition	—	—	—
Reverse	—	—	—
Disposal	(10,537)	—	—
Exchange rate adjustment	628	(1,243)	(347)
End of year	$16,353	$15,110	$14,763